Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 25, 2025	Jan. 08, 2025	Mar. 27, 2025
Subsequent Event [Line Items]
Additional share issuance		26,400,000
Share capital (in Dollars)	$ 1,500,000
Divided shares	750,000,000
Designated shares	300,000,000
Designated par value (in Dollars per share)	$ 0.002
Share Consolidation [Member]
Subsequent Event [Line Items]
Share capital (in Dollars)	$ 50,000
Divided shares	25,000,000
Designated shares	10,000,000
Designated par value (in Dollars per share)	$ 0.002
MicroAlgo [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage			67.65%
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Par value (in Dollars per share)		$ 0.0001
Ordinary shares	412,500,000
Shares Par value (in Dollars per share)	$ 0.002
Class B Ordinary Shares [Member] | Restricted Shares [Member]
Subsequent Event [Line Items]
Shares acquired	34,878,261
Shares on hold			44,878,261
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Subsequent Event [Line Items]
Ordinary shares	13,750,000
Shares Par value (in Dollars per share)	$ 0.002
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares	37,500,000
Shares Par value (in Dollars per share)	$ 0.002
Shares on hold			40,000
Class A Ordinary Shares [Member] | Restricted Shares [Member]
Subsequent Event [Line Items]
Shares on hold			1,810,658
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Subsequent Event [Line Items]
Ordinary shares	1,250,000
Shares Par value (in Dollars per share)	$ 0.002